Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases
The following tables provide balance sheet classification related to leases:

(in KUSD)	December 31, 2021	December 31, 2020
Properties (offices)	7,080	3,071
Vehicles	84	58
Total right-of-use assets	7,164	3,129

(in KUSD)	December 31, 2021	December 31, 2020
Lease liabilities (short-term)	1,029	1,002
Lease liabilities (long-term)	6,994	2,465
Total lease liabilities	8,023	3,467
As the Company continues to grow its operations and further develops its pipeline, it is looking to expand its facilities. During the first quarter of 2021, the Company entered into a new lease agreement with a ten-year term commencing in January 2021 for space in the iHub building on the Imperial University college campus in White City, West London. The primary function of the new facility, which consists of approximately 1,100 square meters, is R&D. Pursuant to the terms of the agreement, the aggregate minimum lease payments for the first five years are fixed at which point the parties agree to perform an open market review, subject to a minimum and maximum rent escalation of 2% and 4%, respectively. Alternatively, the Company has the contractual right to exit the lease upon the fifth anniversary of lease commencement. In accounting for its Right-of-use asset and Lease liability, the Company concluded it was reasonably certain that it would occupy the space for the full ten-year term. During the second quarter of 2021, the Company entered into a new 18-month lease for its existing U.S. corporate offices in New Jersey, which commenced in June 2021. During the third quarter of 2020, the Company concluded it was reasonably certain that it would modify the terms of various existing lease agreements in accordance with the underlying terms of the agreements, which would reduce the Company’s future minimum lease obligations. As a result, the Company reduced its Right of use assets and Leased liability, non-current by KUSD 583. As a result of these new leases, the Company terminated certain of its existing lease agreements.

(in KUSD)
Right-of-Use Assets	Properties (Offices)	Vehicles	Total
Cost
January 1, 2020	5,887	78	5,965
Modification of lease terms	(583)	—	(583)
Exchange difference	20	—	20
December 31, 2020	5,324	78	5,402
Additions	5,662	56	5,718
Lease termination	(1,873)	—	(1,873)
Exchange difference	(108)	—	(108)
December 31, 2021	9,005	134	9,139

Accumulated depreciation
January 1, 2020	(1,067)	—	(1,067)
Depreciation charge	(1,131)	(20)	(1,151)
Exchange difference	(55)	—	(55)
December 31, 2020	(2,253)	(20)	(2,273)
Depreciation charge	(1,551)	(30)	(1,581)
Lease termination	1,873	—	1,873
Exchange difference	6	—	6
December 31, 2021	(1,925)	(50)	(1,975)

Net book amount
December 31, 2020	3,071	58	3,129
December 31, 2021	7,080	84	7,164

Depreciation of right-of-use assets have been charged to the following categories in the consolidated statement of operation:

	For the Years Ended
(in KUSD)	2021	2020	2019
R&D expenses	1,342	915	837
G&A expenses	239	236	227
	1,581	1,151	1,064
Depreciation expense for S&M was deemed to be not material.

(in KUSD)
Lease liabilities	Properties (Offices)	Vehicles	Total
January 1, 2020	4,953	78	5,031
Modification of lease terms	(583)	—	(583)
Cash outflow (including interest)	(1,227)	(22)	(1,249)
Interest	102	3	105
Exchange difference	157	6	163
December 31, 2020	3,402	65	3,467
Additions	5,662	56	5,718
Cash outflow (including interest)	(1,169)	(33)	(1,202)
Interest	222	3	225
Exchange difference	(219)	34	(185)
December 31, 2021	7,898	125	8,023

December 31, 2020
Lease liabilities (short-term)	981	21	1,002
Lease liabilities (long-term)	2,421	44	2,465
Total lease liabilities	3,402	65	3,467

December 31, 2021
Lease liabilities (short-term)	994	35	1,029
Lease liabilities (long-term)	6,904	90	6,994
Total lease liabilities	7,898	125	8,023
The Company does not recognize right-of-use assets for short-term and low value leases. The Company has no low value leases. Expense relating to short-term leases incurred during 2021 and 2020 is recorded in the consolidated statement of operation in an amount of KUSD 164 and KUSD 277, respectively.
The amount payable in 2022 under short-term leases (with an original term of under 12 months) is KUSD 13.